4. Stock Options and Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Options Granted	0	600,000
Options Granted, Weighted average exercise price	$ 0.40	$ 0.40
Risk Free Interest Rate		0.75%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		82.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Warrants, Outstanding	245,000	245,000
Warrant Terms	5 years	5 years
October 2016 Expiration Date
Warrants, Outstanding	95,000
October 2017 Expiration Date
Warrants, Outstanding	150,000
Employee Stock Option
Stock-based Compensation Expense	$ 51,883	$ 133,997